Securities Issued (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Securities On Issued [Line Items]
Securities issued	R$ 7,462,565	R$ 6,202,165
Real estate credit bills [Member]
Securities On Issued [Line Items]
Securities issued	7,226,685	5,794,144
Financial Bills
Securities On Issued [Line Items]
Securities issued	158,116	67,014
Agribusiness Credit Bills (LCA)
Securities On Issued [Line Items]
Securities issued	R$ 77,764	R$ 341,007